Dividends	12 Months Ended
Dec. 31, 2024
Dividends
Dividends

B5   Dividends

First and second interim dividends are recorded in the period in which they are paid. Cash and scrip dividends are initially recorded in the statement of changes in equity as a deduction from retained earnings, at the value of the cash paid, or the cash equivalent to the scrip dividend. For scrip dividends settled by a new issue of shares the deduction from retained earnings is subsequently reversed and an amount equal to the nominal value of shares issued is transferred to share capital from share premium or the capital redemption reserve.

	2024				2023			2022
	Cents per				Cents per			Cents per
	share		$m		share		$m	share		$m
Dividends relating to reporting year:
First interim dividend	6.84	¢	185		6.26	¢	172	5.74	¢	154
Second interim dividend	16.29	¢	433	*	14.21	¢	392	13.04	¢	359
Total relating to reporting year	23.13	¢	618		20.47	¢	564	18.78	¢	513
Dividends paid in reporting year:
Current year first interim dividend	6.84	¢	185		6.26	¢	172	5.74	¢	154
Second interim dividend for prior year	14.21	¢	390		13.04	¢	361	11.86	¢	320
Total paid in reporting year	21.05	¢	575		19.30	¢	533	17.60	¢	474

*	Calculated using the outstanding number of ordinary shares as at 31 December 2024.

Dividend per share

The 2024 first interim dividend of 6.84 cents per ordinary share was paid to eligible shareholders on 23 October 2024.

On 14 May 2025, Prudential will pay a second interim dividend of 16.29 cents per ordinary share for the year ended 31 December 2024. The second interim dividend will be paid to shareholders recorded on the UK register at 5.00pm (Greenwich Mean Time) and to shareholders recorded on the HK branch register at 4.30pm (Hong Kong Time) on 28 March 2025 (Record Date), and also to the holders of US American Depositary Receipts (ADRs) as at 28 March 2025. The second interim dividend will be paid on or about 21 May 2025 to shareholders with shares standing to the credit of their securities accounts with the Central Depository (Pte) Limited (CDP) at 5.00pm (Singapore Time) on the Record Date.

Shareholders holding shares on the UK or HK share registers will continue to receive their dividend payments in either GBP or HKD, respectively, unless they elect to receive dividend payments in USD. A scrip dividend alternative will again be offered which will involve the issuance of relevant new ordinary shares on the Hong Kong line only. The scrip dividend alternative is offered in addition to the Dividend Reinvestment Plan (DRIP), which continues to be available to shareholders on the UK register. Elections must be received by the relevant UK or HK share registrar by 22 April 2025. The corresponding amounts per share in GBP and HKD are expected to be announced on or about 28 April 2025. The USD to GBP and HKD conversion rates will be determined by the actual rates achieved by Prudential buying those currencies prior to the announcement.

Shareholders holding an interest in Prudential shares through the CDP in Singapore will continue to receive their dividend payments in SGD based on the prevailing market exchange rate, unless they elect to participate in the scrip dividend alternative for which elections must be made through the CDP by 10 April 2025.

Holders of ADRs will continue to receive their dividend payments in USD.